Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Liabilities at Fair Value through Profit or Loss

As of December 31, 2016 and 2017, the detail of financial liabilities at fair value through profit or loss is as follow:

	As of December 31,
	2016	2017
	NT$	NT$
Conversion option, redemption option and put option of convertible bonds upon initial recognition(Note 17)	774,319	774,319
Valuation adjustments	(411)	35,321

	773,908	809,640